UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21775

                    OPPENHEIMER INTERNATIONAL DIVESIFIED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: APRIL

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


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Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES --99.5% 1
---------------------------------------------------------------------------------------------------------------
FIXED INCOME--9.9%
Oppenheimer International Bond Fund, Cl. Y                                         7,831,324    $   45,108,429
---------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--89.6%
Oppenheimer Developing Markets Fund, Cl. Y                                         1,748,683        64,159,185
---------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                       5,820,483       137,072,376
---------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                                2,939,841        65,382,064
---------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                            6,815,193       139,234,388
                                                                                                ---------------
                                                                                                   405,848,013
                                                                                                ---------------
Total Investments in Affiliated Companies (Cost $453,794,027)                                      450,956,442

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.19% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514) with
UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at $2,358,342 on
8/1/06, collateralized by Federal National Mortgage Assn., 5%-6%, 4/1/35-
12/1/35, with a value of $845,724,461 and Federal Home Loan Mortgage
Corp., 5.50%, 5/1/35, with a value of $448,829,145 (Cost $2,358,000)             $ 2,358,000         2,358,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $456,152,027)                                        100.0%      453,314,442
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                    0.0          (224,293)
                                                                                 ------------------------------
Net Assets                                                                             100.0%   $  453,090,149
                                                                                 ==============================

Footnote to Statement of Investments

1. Represents ownership of an affiliated fund, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES            GROSS            GROSS              SHARES
                                       APRIL 30, 2006        ADDITIONS       REDUCTIONS       JULY 31, 2006
------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets              1,059,927          691,421            2,665           1,748,683
Fund, Cl. Y
Oppenheimer International Bond
Fund, Cl. Y                                 4,712,831        3,130,293           11,800           7,831,324
Oppenheimer International Growth
Fund, Cl. Y*                                3,587,686        2,241,326            8,529           5,820,483
Oppenheimer International Small
Company Fund, Cl. Y                         1,824,425        1,119,742            4,326           2,939,841
Oppenheimer Quest International
Value Fund, Inc., Cl. A*                    4,227,659        2,597,413            9,879           6,815,193

                                                                               DIVIDEND            REALIZED
                                                                VALUE            INCOME                LOSS
------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets                           $  64,159,185      $        --       $      16,047
Fund, Cl. Y
Oppenheimer International Bond
Fund, Cl. Y                                                 45,108,429               --               2,914
Oppenheimer International Growth
Fund, Cl. Y*                                               137,072,376               --              15,157
Oppenheimer International Small
Company Fund, Cl. Y                                         65,382,064               --              15,651
Oppenheimer Quest International
Value Fund, Inc., Cl. A*                                   139,234,388               --              11,195
                                                         ---------------------------------------------------

                                                         $ 450,956,442      $        --       $      60,964
                                                         ===================================================


1       |       Oppenheimer International Diversified Fund

--------------------------------------------------------------------------------

Oppenheimer International Diversified Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

*Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $ 456,152,027
                                           ==============

Gross unrealized appreciation              $   4,149,807
Gross unrealized depreciation                 (6,987,392)
                                           --------------
Net unrealized depreciation                $  (2,837,585)
                                           ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day The Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of That class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


2       |       Oppenheimer International Diversified Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Divesified Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006